MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated April 27, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective April 30, 2020, the following information supplements the information for the Fund found under the heading Portfolio Managers in the section titled Management on page 22:
Portfolio Manager(s):
Jeffrey Rottinghaus, CFA is a Portfolio Manager at T. Rowe Price. He has managed the Fund since April 2020.
Effective April 30, 2020, the following information supplements the information under T. Rowe Price Associates, Inc. related to the Fund found on pages 62-65 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Jeffrey Rottinghaus, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Rottinghaus is a Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2001 and his investment experience dates from 2000. Mr. Rottinghaus has served as a portfolio manager for T. Rowe Price throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-20-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
Supplement dated April 27, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective April 30, 2020, the following information replaces similar information for T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on page B-102 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Large Cap Blend Fund are Joe Fath, Mark S. Finn, and Jeffrey Rottinghaus.
Effective April 30, 2020, the following information supplements the information for T. Rowe Price found on page B-102 in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Jeffrey Rottinghaus
Registered investment companies**	3	$3,730,254,289	0	$0
Other pooled investment vehicles	8	$2,978,835,828	0	$0
Other accounts	1	$2,043,572	0	$0

*
The information provided is as of March 31, 2020.

**
Does not include the MM Select T. Rowe Price Large Cap Blend Fund.

Effective April 30, 2020, the following information replaces similar information for T. Rowe Price found on page B-102 in the section titled Appendix C — Additional Portfolio Manager Information:
Ownership of Securities:
As of March 31, 2020, the portfolio managers did not own any shares of the MM Select T. Rowe Price Large Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-20-01